WILLIAM BLAIR FUNDS

SUPPLEMENT TO SUMMARY PROSPECTUS DATED MAY 1, 2022

Effective December 31, 2022, the information below replaces similar disclosure in the Prospectus under “William Blair International Small Cap Growth Fund – Summary – Management.”

Portfolio Manager(s). Simon Fennell, a Partner of the Adviser, and D.J. Neiman, a Partner of the Adviser, co-manage the Fund. Mr. Fennell has co-managed the Fund since 2017. Mr. Neiman has co-managed the Fund since 2021.

Dated: November 25, 2022

WILLIAM BLAIR FUNDS

150 North Riverside

Plaza Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.